Dividend Per Common Share - Additional Information (Detail) - € / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information of dividends [line items]
Dividend per common share				€ 0.29
Stock repurchase program to repurchase common shares		24,028,645
Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		€ 0.003
Proposed dividend			€ 0.00375	0.00725
Final Dividend 2020 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		0.06
Final Dividend 2020 [Member] | Aegon N.V [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		€ 0.12
Interim Dividend 2020 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.06
Percentage of shareholders receive cash dividend		52.00%
Percentage of shareholders receive stock dividend		48.00%
Cash dividend payable per common share		€ 0.06
Dividends paid on common shares		1/40th of the dividend paid on common shares
Interim Dividend 2020 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividends paid on common shares		0.0015
Interim Dividend 2019 [Member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend			55.00%
Percentage of shareholders receive stock dividend			45.00%
Cash dividend payable per common share			€ 0.15
Stock dividend payable description			the stock dividend amounted to one new Aegon common share for every 25 common shares held
Dividend payable, date to be paid			Sep. 20, 2019
Stock repurchase program to repurchase common shares			43,149,667
Period of repurchase			Between October 1, 2019, and November 8, 2019
Common shares repurchased average price per share		€ 3.89
Interim Dividend 2019 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Proposed dividend			€ 0.15
Dividends paid on common shares			1/40th of the dividend paid on common shares
Final Dividend 2018 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share				€ 0.15
Percentage of shareholders receive cash dividend				55.00%
Percentage of shareholders receive stock dividend				45.00%
Stock dividend payable description				The stock dividend amounted to one new Aegon common share for every 28 common shares held
Dividend payable, date to be paid				Jun. 21, 2019
Dividends paid on common shares				1/40th of a common share
Stock repurchase program to repurchase common shares				32,873,805
Common shares repurchased average price per share				€ 4.52
Final Dividend 2018 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share				0.00375
Interim Dividend 2018 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share				€ 0.14
Percentage of shareholders receive cash dividend				56.00%
Percentage of shareholders receive stock dividend				44.00%
Cash dividend payable per common share				€ 0.14
Stock dividend payable description				the stock dividend amounted to one new Aegon common share for every 37 common shares held
Dividend payable, date to be paid				Sep. 21, 2018
Stock repurchase program to repurchase common shares				24,133,950
Common shares repurchased average price per share				€ 5.43
Interim Dividend 2018 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		€ 0.0015
Proposed dividend				€ 0.0035
Dividends paid on common shares				1/40th of the dividend paid on common shares
Period of repurchase				Between October 1, 2018, and November 9, 2018